Investment Portfolioas of September 30, 2022 (Unaudited)
DWS Small Mid Cap Growth VIP
	Shares	Value ($)

Common Stocks 94.7%
Communication Services 1.1%
Diversified Telecommunication Services 0.6%
Iridium Communications, Inc.*	6,600	292,842
Entertainment 0.5%
Take-Two Interactive Software, Inc.*	2,174	236,966
Consumer Discretionary 10.2%
Auto Components 0.7%
Gentherm, Inc.*	7,364	366,212
Diversified Consumer Services 0.4%
Bright Horizons Family Solutions, Inc.*	3,398	195,895
Hotels, Restaurants & Leisure 1.9%
Hilton Grand Vacations, Inc.*	12,491	410,829
Jack in the Box, Inc.	7,229	535,452
		946,281
Household Durables 3.6%
Helen of Troy Ltd.*	2,963	285,751
iRobot Corp.* (a)	4,373	246,331
LGI Homes, Inc.*	3,489	283,900
TopBuild Corp.*	5,673	934,797
		1,750,779
Leisure Products 0.9%
YETI Holdings, Inc.*	15,522	442,687
Specialty Retail 2.7%
Burlington Stores, Inc.*	2,883	322,579
Camping World Holdings, Inc. "A" (a)	22,907	580,005
National Vision Holdings, Inc.*	7,865	256,792
The Children's Place, Inc.*	4,788	147,902
		1,307,278
Consumer Staples 2.0%
Food & Staples Retailing 1.8%
Casey's General Stores, Inc.	4,371	885,215
Household Products 0.2%
Spectrum Brands Holdings, Inc.	2,282	89,066
Energy 4.9%
Oil, Gas & Consumable Fuels
Arch Resources, Inc.	1,700	201,620
Crescent Energy Co. "A"	6,384	85,993
Denbury, Inc.*	7,100	612,446
Kosmos Energy Ltd.*	48,000	248,160

Matador Resources Co.	8,300	406,036
Ovintiv, Inc.	9,711	446,706
Southwestern Energy Co.*	67,176	411,117
		2,412,078
Financials 6.8%
Banks 3.1%
Pinnacle Financial Partners, Inc.	5,944	482,058
South State Corp.	4,704	372,181
SVB Financial Group*	742	249,149
Synovus Financial Corp.	11,493	431,102
		1,534,490
Capital Markets 3.3%
FactSet Research Systems, Inc.	1,036	414,514
Lazard Ltd. "A" (a)	13,717	436,612
LPL Financial Holdings, Inc.	2,100	458,808
Moelis & Co. "A"	9,136	308,888
		1,618,822
Insurance 0.4%
Kinsale Capital Group, Inc.	800	204,336
Health Care 23.7%
Biotechnology 7.1%
Apellis Pharmaceuticals, Inc.*	4,251	290,343
Beam Therapeutics, Inc.*	1,593	75,890
Biohaven Pharmaceutical Holding Co., Ltd.*	3,574	540,282
Blueprint Medicines Corp.*	4,684	308,629
Fate Therapeutics, Inc.*	2,646	59,297
Halozyme Therapeutics, Inc.*	7,000	276,780
Insmed, Inc.*	6,610	142,379
Kiniksa Pharmaceuticals Ltd. "A"*	8,769	112,594
Ligand Pharmaceuticals, Inc.*	2,672	230,086
Neurocrine Biosciences, Inc.*	7,085	752,498
Travere Therapeutics, Inc.*	23,478	578,498
Ultragenyx Pharmaceutical, Inc.*	3,057	126,590
		3,493,866
Health Care Equipment & Supplies 3.8%
Axonics, Inc.*	5,613	395,380
BioLife Solutions, Inc.*	8,451	192,260
Globus Medical, Inc. "A"*	4,024	239,710
Haemonetics Corp.*	1,353	100,163
Masimo Corp.*	1,627	229,667
Nevro Corp.*	2,428	113,145
Omnicell, Inc.*	2,300	200,169
Outset Medical, Inc.*	8,674	138,177
STAAR Surgical Co.*	975	68,786
Tandem Diabetes Care, Inc.*	4,219	201,879
		1,879,336
Health Care Providers & Services 10.4%
AMN Healthcare Services, Inc.*	13,141	1,392,421
HealthEquity, Inc.*	4,129	277,345
ModivCare, Inc.*	5,696	567,777
Molina Healthcare, Inc.*	3,519	1,160,707
Option Care Health, Inc.*	21,064	662,884

Privia Health Group, Inc.*	4,300	146,458
RadNet, Inc.*	44,177	899,002
		5,106,594
Pharmaceuticals 2.4%
Aclaris Therapeutics, Inc.*	12,953	203,880
Arvinas, Inc.*	2,000	88,980
Intra-Cellular Therapies, Inc.*	6,000	279,180
Pacira BioSciences, Inc.*	11,807	628,014
		1,200,054
Industrials 16.9%
Aerospace & Defense 1.3%
HEICO Corp.	4,476	644,454
Building Products 5.2%
Advanced Drainage Systems, Inc.	3,260	405,446
Allegion PLC	7,499	672,510
Builders FirstSource, Inc.*	17,596	1,036,756
Masonite International Corp.*	6,705	478,000
		2,592,712
Commercial Services & Supplies 2.8%
MSA Safety, Inc.	2,392	261,398
Tetra Tech, Inc.	4,419	567,974
The Brink's Co.	11,036	534,584
		1,363,956
Construction & Engineering 0.4%
MasTec, Inc.*	3,160	200,660
Electrical Equipment 1.0%
Generac Holdings, Inc.*	1,478	263,291
Plug Power, Inc.*	4,018	84,418
Thermon Group Holdings, Inc.*	9,149	140,986
		488,695
Machinery 0.9%
IDEX Corp.	2,202	440,070
Professional Services 2.2%
Kforce, Inc.	18,625	1,092,356
Trading Companies & Distributors 3.1%
H&E Equipment Services, Inc.	16,406	464,946
Rush Enterprises, Inc. "A"	16,590	727,638
Titan Machinery, Inc.*	11,743	331,857
		1,524,441
Information Technology 23.3%
Communications Equipment 1.8%
Calix, Inc.*	8,844	540,722
Lumentum Holdings, Inc.*	4,772	327,216
		867,938
Electronic Equipment, Instruments & Components 2.6%
Advanced Energy Industries, Inc.	12,629	977,611
Cognex Corp.	7,873	326,336
		1,303,947

IT Services 3.4%
Broadridge Financial Solutions, Inc.	5,482	791,162
Maximus, Inc.	8,556	495,136
WEX, Inc.*	2,932	372,188
		1,658,486
Semiconductors & Semiconductor Equipment 4.3%
Entegris, Inc.	7,076	587,450
FormFactor, Inc.*	7,627	191,056
Monolithic Power Systems, Inc.	1,447	525,840
Semtech Corp.*	7,632	224,457
SiTime Corp.*	4,087	321,769
Ultra Clean Holdings, Inc.*	10,873	279,980
		2,130,552
Software 11.2%
Aspen Technology, Inc.*	3,737	890,154
Dynatrace, Inc.*	7,679	267,306
Envestnet, Inc.*	9,852	437,429
Five9, Inc.*	12,047	903,284
Rapid7, Inc.*	6,849	293,822
Tenable Holdings, Inc.*	12,141	422,507
Tyler Technologies, Inc.*	3,276	1,138,410
Varonis Systems, Inc.*	35,677	946,154
Workiva, Inc.*	3,058	237,912
		5,536,978
Materials 2.9%
Construction Materials 1.3%
Eagle Materials, Inc.	5,901	632,469
Containers & Packaging 0.6%
Berry Global Group, Inc.*	6,828	317,707
Metals & Mining 1.0%
Cleveland-Cliffs, Inc.*	34,787	468,581
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITs) 2.6%
Americold Realty Trust, Inc.	5,999	147,575
EastGroup Properties, Inc.	2,708	390,873
Essential Properties Realty Trust, Inc.	21,678	421,637
Four Corners Property Trust, Inc.	13,954	337,547
		1,297,632
Real Estate Management & Development 0.3%
Newmark Group, Inc. "A"	17,392	140,180
Total Common Stocks (Cost $33,694,036)		46,664,611

Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (b) (c) (Cost $1,140,700)	1,140,700	1,140,700

Cash Equivalents 5.9%
DWS Central Cash Management Government Fund, 2.84% (b) (Cost $2,893,428)	2,893,428	2,893,428

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $37,728,164)	102.9	50,698,739
Other Assets and Liabilities, Net	(2.9)	(1,414,484)
Net Assets	100.0	49,284,255
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (b) (c)
2,874,385	—	1,733,685 (d)	—	—	29,127	—	1,140,700	1,140,700
Cash Equivalents 5.9%
DWS Central Cash Management Government Fund, 2.84% (b)
950,292	7,216,662	5,273,526	—	—	18,936	—	2,893,428	2,893,428
3,824,677	7,216,662	7,007,211	—	—	48,063	—	4,034,128	4,034,128

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2022 amounted to $1,127,615, which is 2.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$46,664,611	$—	$—	$46,664,611
Short-Term Investments (a)	4,034,128	—	—	4,034,128
Total	$50,698,739	$—	$—	$50,698,739

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCG-PH3
R-080548-1 (1/23)